Treasury Shares	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Treasury Shares
38	Treasury shares

	Shares	Amount
		RMB’000
As of January 1, 2020	35,644,803	2

As of December 31, 2020	35,644,803	2

Repurchase of ordinary shares (a)	53,507,241	5,560,104
Retirement of ordinary shares (Note 37(f))	(35,644,803)	(2)
Issuance of ordinary shares for share-based payment (Note 37(g))	8,000,000	—
Exercise of share-based payment (b)	(2,219,927)	—

As of December 31, 2021	59,287,314	5,560,104

Repurchase of ordinary shares (a)	1,447,513	82,665
Exercise of share-based payment (b)	(3,223,040)	—

As of December 31, 2022	57,511,787	5,642,769

(a)
In 2021, the Company’s board of directors authorized share repurchase programs under which the Company could repurchase up to an aggregate of USD1 billion of its shares during a specific period of time. As of December 31, 2022, the Company had repurchased 55.0 million shares for approximately RMB5,643 million under share repurchase programs.

(b)
For the year
s
ended December 31, 2020, 2021 and 2022, the number of treasury shares of nil and 2,219,927 and 3,223,040 had been used for the exercise of share-based payment with a par value of USD0.00001 per share, respectively, which amounted to RMB nil, RMB143 and RMB224.